Other Operating Income and Expenses - Schedule of Other Operating Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 8,562	$ 5,566	$ 1,176
Other income	30	2,578	75
Subtotals	8,592	8,144	1,251
Other income
Compensations from insurance companies	53
Gain on sale of property, plant and equipment	5,519	14,119	37
Recovery of leased assets	1,349	522	514
Other operating income, subsidiaries	2,158	3,092	2,572
Gain on sale of leased assets	1,447	19	349
Other operating income	199	173	598
Marketing contribution, insurance companies	3,626	4,128	7,893
Other operating income, leases	724	446
Other income for recovery foreign expenses	620	420
Recoveries from expenses provisions	1,166	2,352	4,997
Other income	1,203	8,117	1,236
Subtotals	18,064	33,388	18,196
Totals	$ 26,656	$ 41,532	$ 19,447